REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

5.    REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Leased and operated hotels revenues	227,074,041	391,960,031	338,506,220	49,078,788
Franchise and managed hotels revenues	677,480,818	774,359,348	582,441,077	84,446,018
Initial franchise fee	61,051,369	76,263,574	42,423,951	6,150,894
Continuing franchise fees	616,429,449	698,095,774	540,017,126	78,295,124
Others	25,455,237	39,826,579	15,853,985	2,298,612
Total	930,010,096	1,206,145,958	936,801,282	135,823,418

Substantially all revenues are generated in the PRC.

Contract Balances

The Group’s payments from customers are based on the billing terms established in contracts. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. Our contract assets are insignificant at December 31, 2021 and December 31, 2022.

Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

	Years Ended December 31,
	2021	2022	2022
	RMB	RMB	USD
Advance from customers	39,773,738	18,681,010	2,708,492
Deferred revenue-current	215,147,975	189,105,747	27,417,756
Deferred revenue-non current	314,472,488	232,695,351	33,737,655
Total contract liabilities	569,394,201	440,482,108	63,863,903

5.    REVENUE FROM CONTRACTS WITH CUSTOMERS (CONTINUED)

Contract Balances (continued)

The deferred revenue balances above, as of December 31, 2021 and 2022 were comprised of the following:

	Years Ended December 31,
	2021	2022	2022
	RMB	RMB	USD
Initial fees received from franchisees owners	248,406,284	190,381,636	27,602,743
Cash received for membership fees and not recognized as revenue	186,976,973	138,656,460	20,103,297
Cash received for prepaid card and sublease	47,604,011	40,622,136	5,889,656
Deferred revenue related to the membership program	46,633,195	52,140,866	7,559,715
Total deferred revenue	529,620,463	421,801,098	61,155,411

The Group recognized revenues that were previously deferred as contract liabilities of RMB183,736,546 and RMB179,416,343 (USD26,012,925) during the years ended December 31, 2021 and 2022, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2022, the Group had RMB190,381,636 (USD27,602,743) of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over one to 30 years. The Group had RMB138,656,460 (USD20,103,297) of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years. The Group had RMB52,140,866 (USD7,559,715) of deferred revenues related to unsatisfied performance obligations under Greentree Reward membership program that will be recognized as revenues when the points are redeemed, which we estimate will occur over the next two years. The Group also had RMB40,622,136 (USD5,889,656) related to cash received for prepaid card and sublease, which are expected to be recognized as revenues in future periods over the terms of the related contracts within two years.

The Group did not estimate revenues expected to be recognized related to the Group’s unsatisfied performance for the following:

●	Revenues related to on-going management and franchise service fees, as they are considered sales-based royalty fees.
●	Revenues related to central reservation system usage fees, IT system maintenance fees, and reimbursement for hotel manager fee, as the related revenues from the satisfaction of these performance obligations is recognized when the Group is entitled to invoice the amount.